STOCK OPTIONS (Summary of Stock Options Outstanding) (Details) - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	6,325,000	5,150,000	2,275,000
Weighted Average Exercise Price, Options Outstanding	$ 0.33	$ 0.26	$ 0.16
Number of Options Exercisable	5,189,587
Weighted Average Exercise Price, Options Exercisable	$ 0.32
Stock Options 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	1,300,000
Weighted Average Exercise Price, Options Outstanding	$ 0.1
Weighted Average Grant-Date Stock Price, Options Outstanding	$ 1.0
Number of Options Exercisable	1,300,000
Weighted Average Exercise Price, Options Exercisable	$ 0.1
Weighted Average Grant-Date Stock Price, Options Exercisable	$ 1.0
Stock Options 2 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	200,000
Weighted Average Exercise Price, Options Outstanding	$ 0.27
Weighted Average Grant-Date Stock Price, Options Outstanding	$ 0.27
Number of Options Exercisable	200,000
Weighted Average Exercise Price, Options Exercisable	$ 0.27
Weighted Average Grant-Date Stock Price, Options Exercisable	$ 0.27
Stock Options 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	2,200,000
Number of Options Exercisable	1,300,002
Stock Options 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	2,025,000
Number of Options Exercisable	1,789,585
Stock Options 5 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	600,000
Weighted Average Exercise Price, Options Outstanding	$ 0.51
Weighted Average Grant-Date Stock Price, Options Outstanding	$ 0.51
Number of Options Exercisable	600,000
Weighted Average Exercise Price, Options Exercisable	$ 0.51
Weighted Average Grant-Date Stock Price, Options Exercisable	0.51
Minimum [Member] | Stock Options 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	0.31
Weighted Average Grant-Date Stock Price, Options Outstanding	0.31
Weighted Average Exercise Price, Options Exercisable	0.31
Weighted Average Grant-Date Stock Price, Options Exercisable	0.31
Minimum [Member] | Stock Options 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	0.40
Weighted Average Grant-Date Stock Price, Options Outstanding	0.40
Weighted Average Exercise Price, Options Exercisable	0.40
Weighted Average Grant-Date Stock Price, Options Exercisable	0.40
Maximum [Member] | Stock Options 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	0.38
Weighted Average Grant-Date Stock Price, Options Outstanding	0.38
Weighted Average Exercise Price, Options Exercisable	0.36
Weighted Average Grant-Date Stock Price, Options Exercisable	0.36
Maximum [Member] | Stock Options 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Exercise Price, Options Outstanding	0.047
Weighted Average Grant-Date Stock Price, Options Outstanding	0.47
Weighted Average Exercise Price, Options Exercisable	0.47
Weighted Average Grant-Date Stock Price, Options Exercisable	$ 0.47